CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Aug. 30, 2012
Current assets:
Cash and equivalents	$ 142,753	$ 216,155	$ 351,134	$ 544,311	$ 130,928	$ 98,531	$ 98,531
Receivables, net	48,320	99,252		106,148
Deferred tax asset	107,938	107,938		110,097
Other current assets	86,767	84,343		80,824
Total current assets	385,778	507,688		841,380
Property, net	1,266,860	1,247,230		1,179,754
Intangible assets, net	223,314	225,515		234,319
Goodwill	2,291,943	2,291,943		2,291,943	2,251,296
Deferred tax asset	75,799	73,817		96,824
Other long-term assets	419,100	417,604		402,504
Total assets	4,662,794	4,763,797		5,046,724
Current liabilities:
Accounts payable	210,326	262,635		268,163
Accrued expenses and other liabilities	136,459	136,262		170,920
Deferred revenues and income	183,374	213,882		202,833
Current maturities of corporate borrowings and capital and financing lease obligations	23,901	23,598		16,080
Total current liabilities	554,060	636,377		657,996
Corporate borrowings	1,771,628	1,775,132		2,069,672
Capital and financing lease obligations	99,790	101,533		109,258
Exhibitor services agreement	319,859	316,815		329,913
Other long-term liabilities	419,610	419,717		370,946
Total liabilities	3,164,947	3,249,574		3,537,785
Commitments and contingencies
Stockholder's equity:
Additional paid-in capital	1,180,625	1,174,886		1,163,593
Accumulated other comprehensive income	4,228	12,844	26,019	24,204	9,444
Accumulated earnings	312,994	326,493		321,142
Total stockholder's equity	1,497,847	1,514,223		1,508,939	768,585
Total liabilities and stockholder's equity	$ 4,662,794	$ 4,763,797		$ 5,046,724